Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Mariotti) ($)(4)	Compensation Actually Paid to PEO (Mariotti) ($)(1)(4)	Summary Compensation Table Total for PEO (Perlmutter) ($)(5)	Compensation Actually Paid to PEO (Perlmutter) ($)(1)(5)	Summary Compensation Table Total for PEO (Lunsford) ($)(6)	Compensation Actually Paid to PEO (Lunsford) ($)(1)(6)	Summary Compensation Table Total for PEO (Williams) ($)(7)	Compensation Actually Paid to PEO (Williams) ($)(1)(7)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands)	Net Sales(3) ($) (in thousands)
											Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)
2024	—	—	—	—	827,698	1,637,588	6,590,561	10,157,314	1,703,370	2,167,141	78.03	153.74	(15,070)	1,049,850
2023	2,247,043	(823,086)	—	—	1,335,897	1,257,263	—	—	1,665,765	1,185,547	45.05	142.24	(164,438)	1,096,086
2022	3,130,262	(3,979,745)	4,214,325	(298,106)	—	—	—	—	2,562,172	1,448,176	63.58	113.10	(5,240)	1,322,706
2021	5,439,651	13,984,354	—	—	—	—	—	—	2,362,586	5,430,853	109.56	163.03	67,854	1,029,293
2020	2,627,245	(2,902,267)	—	—	—	—	—	—	1,357,551	(625,704)	60.49	126.95	9,763	652,537

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Michael Lunsford and Cynthia Williams	Yves Le Pendeven, Andrew Oddie, Tracy Daw, Steve Nave and Andrew Perlmutter
2023	Brian Mariotti and Michael Lunsford	Steve Nave, Andrew Perlmutter, Andrew Oddie, Tracy Daw, and Scott Yessner
2022	Brian Mariotti and Andrew Perlmutter	Scott Yessner, Andrew Oddie, Tracy Daw, and Jennifer Fall Jung
2021	Brian Mariotti	Andrew Perlmutter and Jennifer Fall Jung
2020	Brian Mariotti	Andrew Perlmutter and Jennifer Fall Jung
Effective March 15, 2024, Mr. Nave ceased serving as our Chief Financial Officer and Chief Operating Officer, and Mr. Le Pendeven commenced serving as our Acting Chief Financial Officer. Mr. Le Pendeven was subsequently appointed Chief Financial Officer effective August 8, 2024. Effective May 20, 2025, Ms. Williams succeeded Mr. Lunsford (who had been serving as the Company's Interim Chief Executive Officer) as Chief Executive Officer.

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Russell 2000 Consumer Discretionary Index (the “Peer Group”).I
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO (Lunsford)	PEO (Williams)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(146,370)	(5,550,513)	(594,341)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	9,117,266	1,089,570
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	207,740	—	11,160
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	381,928
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	880,672	—	(234,019)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(132,152)	—	190,527
TOTAL ADJUSTMENTS	809,890	3,566,753	844,825
	The fair values of RSUs, PSUs, and stock options included in the compensation actually paid to our PEOs and the average compensation actually paid to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2024. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates as well as updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, peer volatility, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.
Non-PEO NEO Average Total Compensation Amount	$ 1,703,370	$ 1,665,765	$ 2,562,172	$ 2,362,586	$ 1,357,551
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,167,141	1,185,547	1,448,176	5,430,853	(625,704)
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO (Lunsford)	PEO (Williams)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(146,370)	(5,550,513)	(594,341)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	9,117,266	1,089,570
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	207,740	—	11,160
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	381,928
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	880,672	—	(234,019)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(132,152)	—	190,527
TOTAL ADJUSTMENTS	809,890	3,566,753	844,825
	The fair values of RSUs, PSUs, and stock options included in the compensation actually paid to our PEOs and the average compensation actually paid to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2024. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates as well as updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, peer volatility, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 78.03	45.05	63.58	109.56	60.49
Peer Group Total Shareholder Return Amount	153.74	142.24	113.10	163.03	126.95
Net Income (Loss)	$ (15,070,000)	$ (164,438,000)	$ (5,240,000)	$ 67,854,000	$ 9,763,000
Company Selected Measure Amount	1,049,850	1,096,086	1,322,706	1,029,293	652,537
Additional 402(v) Disclosure	Net Sales is a GAAP measure. The Company selected Net Sales as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Net Sales is used to evaluate performance under the Executive Incentive Plan, a short-term cash incentive plan under which participating executives are eligible to earn cash bonuses based on the Company’s achievement of Net Sales as well as several other Company performance goals. Net Sales is also used as a performance metric in our long-term equity incentive program for our PSUs, which are eligible to be earned over a three-year performance period based on achievement of Net Sales and Adjusted EBITDA Margin targets.Represent summary compensation and compensation actually paid to Mr. Mariotti, who reassumed the role of Chief Executive Officer effective December 5, 2022 until June 13, 2023.
(5)Represents summary compensation and compensation actually paid to Mr. Perlmutter, who served as Chief Executive Officer from January 3, 2022 until December 5, 2022.
(6)Represents summary compensation and compensation actually paid to Mr. Lunsford, who served as Interim Chief Executive Officer from June 13, 2023 until May 20, 2024.
(7)Represents summary compensation and compensation actually paid to Ms. Williams, who assumed the role of Chief Executive Officer effective May 20, 2024.

Measure:: 1
Pay vs Performance Disclosure
Name	•Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin; and •Stock price
Michael Lunsford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 827,698	$ 1,335,897
PEO Actually Paid Compensation Amount	$ 1,637,588	$ 1,257,263
PEO Name	Mr. Lunsford	Mr. Lunsford
Cynthia Williams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,590,561
PEO Actually Paid Compensation Amount	$ 10,157,314
PEO Name	Ms. Williams	Brian Mariotti	Brian Mariotti	Brian Mariotti	Brian Mariotti
Brian Mariotti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,247,043	$ 3,130,262	$ 5,439,651	$ 2,627,245
PEO Actually Paid Compensation Amount		(823,086)	(3,979,745)	$ 13,984,354	$ (2,902,267)
Andrew Perlmutter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,214,325
PEO Actually Paid Compensation Amount			$ (298,106)
PEO | Michael Lunsford [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 809,890
PEO | Michael Lunsford [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,370)
PEO | Michael Lunsford [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael Lunsford [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael Lunsford [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,740
PEO | Michael Lunsford [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	880,672
PEO | Michael Lunsford [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,152)
PEO | Cynthia Williams [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,566,753
PEO | Cynthia Williams [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,550,513)
PEO | Cynthia Williams [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,117,266
PEO | Cynthia Williams [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Cynthia Williams [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Cynthia Williams [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Cynthia Williams [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	844,825
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(594,341)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,089,570
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,928
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,160
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(234,019)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 190,527